Related party transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related party transactions
Related party transactions

Financing Transactions
As of 17 May 2005, the Bank established a programme to offer loans with preferential rates to eligible Bank employees, subject to certain conditions set by the Bank and provided that such employees meet certain credit criteria. Loan payments are serviced by automatically debiting the employee’s chequing or savings account with the Bank. Applications for loans are handled according to the same policies as those for the Bank's retail banking clients. The Bank's ability to offer preferential rates on loans depends upon a number of factors, including market conditions, regulations and the Bank's overall profitability. The Bank has the right to change its employee loan policy at any time after notifying participants.

The non-executive employee loans outstanding at 31 December 2016 amount to $123.2 million (31 December 2015: $204.3 million) resulting in an interest rate benefit to non-executive employees of $3.7 million (31 December 2015: $5.3 million, 31 December 2014: $6.2 million).

Certain directors and executives of the Bank, companies in which they are principal owners, and trusts in which they are involved, have loans with the Bank. Loans to directors were made in the ordinary course of business at normal credit terms, including interest rate and collateral requirements. Loans to executives may be eligible to preferential rates as described in the preceding paragraph. As at 31 December 2016, related party director and executive loan balances were $12.1 million (31 December 2015: $63.9 million). During the year ended 31 December 2016, new issuance of loans and change in directorships to directors and executives were $27.6 million and repayments and change in directorships were $25.1 million (year ended 31 December 2015: $17.5 and $17.4 million respectively, year ended 31 December 2014: $18.4 and $25.2 million respectively). Also, during the year ended 31 December 2016, a director resigned from the Board resulting in $54.3 million in loans being reclassified out of related party loans. All of these loans were considered performing loans as at 31 December 2016 and 31 December 2015.

On 27 June 2013, the Bank executed a $95 million loan agreement with an investment fund managed by a significant shareholder which provides for maturity on 30 June 2017. This loan was made in the ordinary course of business on normal commercial terms. At 31 December 2016 and 31 December 2015, nil was outstanding under this agreement. For the year ended 31 December 2016, nil (31 December 2015: $1.0 million, 31 December 2014: $2.7 million) of interest income has been recognised in the consolidated statements of operations in relation with this agreement.

Capital Transaction
Investments partnerships associated with The Carlyle Group hold approximately 14% of the Bank's equity voting power along with the right to designate two persons for nomination for election by the shareholders as members of the Bank’s Board of Directors. Prior to 30 April 2015, Canadian Imperial Bank of Commerce ("CIBC”) held approximately 19% of the Bank's equity voting power. On 30 April 2015, the Bank completed the transaction with CIBC to repurchase for cancellation approximately 77% of CIBC's shares for $15.00 per share, or a total of $120 million, representing 8,000,000 common shares. The remaining 23% of CIBC's shareholding in Butterfield (representing 2.3 million shares) were acquired by Carlyle Global Financial Services, L.P. and subsequently sold to other investors.

Financial Transactions With Related Parties
The Bank holds seed investments in several Butterfield mutual funds, which are managed by a wholly-owned subsidiary of the Bank. As at 31 December 2016, these investments have a fair value of $5.0 million with an unrealized gain of $1.1 million (31 December 2015: $5.0 million and $0.9 million respectively) and were included in trading investments at their fair value. During the year ended 31 December 2016, the Bank earned $5.7 million (31 December 2015: $6.4 million, 31 December 2014: $4.3 million) in asset management revenue from funds managed by a wholly-owned subsidiary of the Bank.